Stockholders' Deficit	12 Months Ended
Sep. 30, 2024
Stockholders' Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 14 – STOCKHOLDERS’ DEFICIT

The Company consummated the Business Combination on December 22, 2023, which has been accounted for as a reverse recapitalization (see Note 1 and Note 4).

As a result of the 2024 Reverse Stock Split, each eight pre-split shares of common stock outstanding automatically combined and converted to one issued and outstanding share of common stock without any action on the part of stockholders. No fractional shares of common stock were issued to any stockholders in connection with the 2024 Reverse Stock Split. Each stockholder was entitled to receive one share of common stock in lieu of the fractional share that would have resulted from the 2024 Reverse Stock Split. The number of the Company’s authorized common stock remain unchanged, and the par value of the common stock following the 2024 Reverse Stock Split remained at $0.0001 per share.

The Company has retrospectively adjusted the Old Nukk common shares issued and outstanding prior to December 23, 2023 to give effect to the Business Combination and for the eight-for-one reverse stock split.

Preferred Stock: The Company is authorized to issue 15,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, option or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. As of September 30, 2024 and 2023, there were no shares of preferred stock issued and outstanding.

Common stock: The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per shares, of which 2,098,999 and 1,259,333 shares were issued and outstanding as of September 30, 2024 and 2023, respectively. The following shares of common stock are reserved for future issuance:

Convertible notes payable	467,400
Stock options issued and outstanding under Old Nukk equity incentive plan	15,538
Authorized for future grant under 2023 Equity Incentive Plan	125,000
Warrants	1,177,160
1,785,098

Dividend rights the holders of common stock are entitled to receive dividends and other distributions, as and if declared by the Board out of assets or funds of the Company legally available and shall share equally on a per share basis.

Voting rights: the common stock possesses all voting power of the Company. Each share of common stock is entitled to one vote.

Liquidation: In the event of any liquidation, dissolution or winding up of the Company, after payment or provision of payment of the debts and other liabilities of the Company, the holders of common stock are entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of common stock held by them.

In December 2023, 47,533 shares of Old Nukk common stock with a fair value of $1,802,215 as determined on the issuance date using the reported closing share price was issued to the sponsor of Brilliant in exchange for a receivable from Brilliant. Upon closing of the Business Combination, the receivable recorded by the Company was exchanged with the payable recorded by Brilliant, resulting in a reduction in additional paid-in capital as part of the reverse recapitalization.

In December 2023, 5,629 shares of Old Nukk common stock with a fair value of $213,386 as determined on the issuance date using the reported closing share prices was issued as consideration for services performed by advisors to Old Nukk in connection with the business combination and recorded as a component of deferred transaction cost on the balance sheet. Upon closing of the Business Combination, the deferred transaction costs were reclassified to a reduction in additional paid-in capital as part of the reverse recapitalization.

In December 2023, 8,767 shares of Old Nukk common stock with a fair value of $613,410 as determined on the issuance date using the reported closing share prices were issued as settlement of loans payable – related parties with a carrying value of $270,563. The excess of the fair value of the shares issued over the carrying value of the loans payable – related parties of $342,847 was treated as a capital reduction as the debt holder is a Company shareholder.

In December 2023, 94,710 shares of Old Nukk common stock with a fair value of $6,627,315 as determined on the issuance date using the reported closing share prices were issued as settlement of due to affiliates with a carrying value of $2,727,061. The excess of the fair value of the shares issued over the carrying value of the due to affiliate of $3,900,254 was treated as a capital reduction as the affiliate is an entity that is controlled by a Company shareholder.

The Company issued the shares of its common stock to settle obligations to vendors were valued at fair value on the grant dates using the reported closing share prices on the dates of grant as follows:

	Common stock shares	Fair value	Carrying value obligation	Gain (loss) on extinguishment
January 2024	25,338	$750,000	$750,000	$-
May 2024	87,500	501,000	324,601	(176,399)
July 2024	148,694	374,788	262,352	(112,436)
July 2024	37,500	95,400	252,000	156,600
July 2024	37,500	95,400	150,000	54,600
July 2024	25,000	63,600	63,600	-
	361,532	$1,880,188	$1,802,553	$(77,635)

The excess of the fair value of the shares issued over the carrying value of the associated vendor obligation was treated as a loss on debt extinguishment while the excess of the carrying value of the vendor obligation over the fair value of the shares issued was treated as a gain on debt extinguishment. Both were recorded as a component of other (expense) income, net on the accompanying consolidated statements of operations and comprehensive loss as the vendor does not have an affiliate relationship with the Company directly or indirectly.

Warrants:

Public Warrants: On June 26, 2020, Brilliant completed an initial public offering that included warrants for shares of common stock (the “Public Warrants’). Each Public Warrant entitles the holder the right to purchase one share of common stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Closing Date, there were 805,000 Public Warrants issued and outstanding.

Private Warrants: Simultaneous with Brilliant’s initial public offering in June 2020, Brilliant sold warrants to its sponsor and certain of its directors and advisors in a private placement (the “Private Warrants”). The Private Warrants may not be redeemed by the Company so long as the Private Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants have terms and provisions identical to the Public Warrants, including as to exercise price, exercisability and exercise period, except if the Private Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On the Closing Date, there were 32,625 Private Warrants issued and outstanding.

As a result of the Business Combination which was completed on December 22, 2023, Public Warrants and Private Warrants totaling 837,625 were converted into 837,625 warrants of the Company.

Stock Purchase Warrants: In connection with certain note payable agreements (see Note 11) and certain convertible notes payable (see Note 12), the Company issued stock purchase warrants to certain lenders that permit the lender to acquire a fixed amount of shares of the Company’s common stock at a per share price that ranges between $0.25 and $0.3125 for a term that ranges between three and five years that may be exercised on a cash or cashless basis.

All warrants were determined to have equity classification at issuance, and as such, were recorded to additional-paid-in capital at the time of issuance.

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at September 30, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at September 30, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Public and Private Warrants	$92.00	837,625	3.02	$65.46
April 2024 Warrants	6.88	14,535	0.03	0.08
June 2024 Warrants	2.00	150,000	0.61	0.25
August 2024 Warrants	2.00	175,000	0.72	0.30
	$2.00 – 92.00	1,177,160	4.38	$66.09

Warrant activities for the years ended September 30, 2024 and 2023 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at September 30, 2022	837,625	$65.46
Issued	-	-
Outstanding at September 30, 2023	837,625	65.46
Issued	339,535	0.63
Outstanding at September 30, 2024	1,177,160	$66.09